FINANCIAL RISK MANAGEMENT - Sensitivity Analysis for Foreign Currency Risk (Details) - Foreign currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Australian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
OCI attributable to shareholders, before taxes, 10% decrease	$ (69)	$ (60)	$ (86)
OCI attributable to shareholders, before taxes, 10% increase	69	60	86
Pre-tax income attributable to shareholders, 10% decrease	15	9	5
Pre-tax income attributable to shareholders, 10% increase	(15)	(9)	(5)
Canadian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
OCI attributable to shareholders, before taxes, 10% decrease	2	(2)	(1)
OCI attributable to shareholders, before taxes, 10% increase	(2)	2	1
Pre-tax income attributable to shareholders, 10% decrease	(3)	(3)	1
Pre-tax income attributable to shareholders, 10% increase	3	3	(1)
Brazilian real
Disclosure of nature and extent of risks arising from financial instruments [line items]
OCI attributable to shareholders, before taxes, 10% decrease	(29)	(28)	(30)
OCI attributable to shareholders, before taxes, 10% increase	29	28	30
Pre-tax income attributable to shareholders, 10% decrease	0	0	0
Pre-tax income attributable to shareholders, 10% increase	0	0	0
Euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
OCI attributable to shareholders, before taxes, 10% decrease	(15)	(12)	(3)
OCI attributable to shareholders, before taxes, 10% increase	15	12	3
Pre-tax income attributable to shareholders, 10% decrease	12	11	3
Pre-tax income attributable to shareholders, 10% increase	(12)	(11)	(3)
Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
OCI attributable to shareholders, before taxes, 10% decrease	(2)	12	(24)
OCI attributable to shareholders, before taxes, 10% increase	2	(12)	24
Pre-tax income attributable to shareholders, 10% decrease	5	4	2
Pre-tax income attributable to shareholders, 10% increase	$ (5)	$ (4)	$ (2)